Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2023	[1]	Dec. 31, 2022		Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Warrant liability			$ 180	[1],[2]
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Warrant liability			$ 180

[1]	The estimated fair value of the estimated number of warrants issuable if the remaining credit subject to warrants available as of respective reporting dates were drawn on that date. On April 4, 2023, AgeX had utilized the full credit subject to warrants, and accordingly, the warrants were fully issued for each of the advances of loan funds under the Secured Note.
[2]	The estimated fair value of the estimated number of warrants that would have been issued if the remaining credit available was drawn as of the period end date.